Decommissioning and Other Provisions - Decommissioning and Restoration - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 04, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Undiscounted cash amount	$ 1,800,000,000
Increase in PP&E	18,000,000	$ 31,000,000
Increase through change in estimated cash flows	41,000,000	(89,000,000)
Revisions in discount rates	35,000,000	52,000,000
Reversal of impairment loss	17,000,000	21,000,000
Heartland Generation
Disclosure of detailed information about borrowings [line items]
Decommissioning provisions				$ 101,000,000
Other provisions				$ 55,000,000
Heartland Generation | Gas
Disclosure of detailed information about borrowings [line items]
Other provisions	47,000,000
Minimum
Disclosure of detailed information about borrowings [line items]
Revisions in discount rates	5.3	0.060
Maximum
Disclosure of detailed information about borrowings [line items]
Revisions in discount rates	0.084	0.090
Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision	35,000,000	52,000,000
Gas
Disclosure of detailed information about borrowings [line items]
Decommissioning and restoration provision	14,000,000	34,000,000
Centralia Coal Mine | Surety Bonds
Disclosure of detailed information about borrowings [line items]
Bonds issued			$ 147		$ 147
Alberta Mine | Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Bonds issued	194,000,000	188,000,000
Decommissioning and restoration
Disclosure of detailed information about borrowings [line items]
Increase in PP&E	7,000,000	55,000,000
Increase through change in estimated cash flows	21,000,000	(89,000,000)
Revisions in discount rates	$ 35,000,000	$ 52,000,000